Average Annual Total Returns (Mutual Shares Trust)	12 Months Ended
May 01, 2011
S&P 500 Index
Average Annual Total Returns
One Year	15.06%
Since Inception	(2.24%)
Date of Inception	May 01, 2007
Series I, Mutual Shares Trust
Average Annual Total Returns
One Year	11.52%
Since Inception	(4.58%)
Date of Inception	Jan. 28, 2008
Series NAV, Mutual Shares Trust
Average Annual Total Returns
One Year	11.49%
Since Inception	(4.54%)
Date of Inception	May 01, 2007